COMMON AND PREFERRED STOCK (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Two Number of Warrants Outstanding, Ending	10,122,313
Two Weighted Average Exercise Price of Warrants, Beginning	$ 11.50
Two Weighted Average Exercise Price of Warrants, Granted	0
Two Weighted Average Exercise Price of Warrants, Exercised	0
Two Weighted Average Exercise Price of Warrants, expired	0
Two Weighted Average Exercise Price of Warrants, Ending	$ 11.50
One Weighted Average Remaining Life of Warrants in Years, Beginning	9 years 8 months 12 days
Two Preferred Stock Warrants Outstanding, Beginning	10,122,313
One Weighted Average Remaining Life of Warrants in Years, Ending	9 years 2 months 12 days
Weighted Average Exercise Price, Beginning	$ 3.74	$ 3.88	$ 3.58
Weighted Average Exercise Price of Warrants, Granted	2.64	6.04	3.58
Weighted Average Exercise Price of Warrants, Exercised	$ 0	3.62
Weighted Average Exercise Price, Ending		$ 3.74	$ 3.88
Weighted average remaining contractual term in years	8 years	8 years 9 months 18 days	9 years 9 months 18 days
$11.50 Preferred Stock Warrants Outstanding [Member]
Number of warrants Outstanding, Beginning	10,122,313
Number of Warrants, granted		10,122,313
Number of warrants outstanding, Ending		10,122,313
Weighted Average Exercise Price, Beginning	$ 11.50
Weighted Average Exercise Price of Warrants, Granted		$ 11.50
Weighted Average Exercise Price of Warrants, Exercised		0
Weighted Average Exercise Price of Warrants, expired		0
Weighted Average Exercise Price, Ending		$ 11.50
Weighted average remaining contractual term in years, Granted		10 years
Weighted average remaining contractual term in years		9 years 8 months 12 days